Offerings - Offering: 1	Mar. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	9,430,000
Proposed Maximum Offering Price per Unit	30.58
Maximum Aggregate Offering Price	$ 288,369,400.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 44,149.36
Offering Note	(a) Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended. In accordance with Rules 456(b) and 457(r), the registrant initially deferred payment of all of the registration fees for Registration Statement No. 333-280265 filed by the registrant on June 17, 2024. (b) Reflects the potential additional issuance of 1,230,000 shares of our common stock pursuant to the exercise in full of the underwriters' option to purchase additional shares.